OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES
Summary of operational maintenance, and telecommunication service expenses

	2022	2023	2024
Operation and maintenance	22,746	23,057	24,365
Radio frequency usage charges (Note 33c.i)	6,510	7,412	7,687
Leased lines and Customer Premises Equipment("CPE")	3,530	3,462	3,422
Concession fees and USO charges (Note 16)	2,601	2,836	2,933
Electricity, gas, and water	904	877	1,097
Cost of SIM cards, vouchers, and sales of peripherals (Note 8)	747	797	584
Project management	400	489	427
Insurance	230	269	308
Vehicles rental and supporting facilities	343	308	271
Others (each below Rp100 billion)	173	211	108
Total	38,184	39,718	41,202